Derivative Financial Instruments - Fair value of the derivative assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financial Instruments
Derivative financial instruments, current assets	$ 472	$ 534
Derivative financial instruments, non-current assets	5,101	5,561
Derivative financial assets	5,573	6,095
Derivative financial instruments, current liability	33,393	35,415
Derivative financial instruments, non-current liability	48,679	78,440
Derivative financial liabilities	82,072	113,855
Financial assets designated and effective as hedging instruments carried at fair value | Cross currency swaps
Financial Instruments
Derivative financial assets	5,573	5,768
Financial assets carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Financial Instruments
Derivative financial assets		327
Financial liabilities carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Financial Instruments
Derivative financial liabilities	81,812	$ 113,855
Financial liabilities carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Financial Instruments
Derivative financial liabilities	$ 260